Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters - Future Amortization
For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2013	$6,634,237	$1,367,523
2014	5,278,905	453,248
2015	2,886,081	-
2016	446,401	-
Total	$15,245,624	$1,820,771

Other Intangible Assets - Future Amortization
For the year:	Other Intangible Assets
2013	$1,056,338
2014	1,056,338
2015	520,588
Total	$2,633,264